Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Detailed Information About In Lease Liabilities Included In Consolidated Balance Sheet

Total lease liabilities included in the Consolidated Balance Sheets are as follows:

	Year ended December 31
	2023	2022
Balance, beginning of year	$6.0	$8.7
Additions	5.3	1.0
Accretion charges	0.4	0.6
Lease payments	(3.7)	(4.3)
Balance, end of year	$8.0	$6.0

Current portion	$1.9	$3.2
Non-current portion	$6.1	$2.8

Detailed information About In Maturity Lease Payments

The following table sets out a maturity analysis of lease payments, disclosing the undiscounted balance after December 31, 2023. The office lease reflects a new office lease at the same premises that will become effective in 2025.

	2024	2025	2026	2027	2028	Thereafter	Total
Vehicle	$1.8	$1.3	$0.4	$-	$-	$-	$3.5
Office	-	0.6	1.1	1.2	0.6	-	3.5
Surface	0.1	0.1	0.1	0.1	0.1	4.8	5.3
Total	$1.9	$2.0	$1.6	$1.3	$0.7	$4.8	$12.3